Schedule of Investments (unaudited)	iShares® MSCI USA Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Boeing Co. (The)(a)	2,951	$439,227
General Dynamics Corp.	3,519	832,349
HEICO Corp.(b)	1,923	271,585
HEICO Corp., Class A	3,240	377,914
Howmet Aerospace Inc.	23,503	801,922
Huntington Ingalls Industries Inc.	4,077	867,341
L3Harris Technologies Inc.	3,190	740,909
Lockheed Martin Corp.	1,987	858,622
Northrop Grumman Corp.	1,979	869,573
Raytheon Technologies Corp.	7,712	731,946
Textron Inc.	9,691	671,102
TransDigm Group Inc.(a)	1,069	635,852
		8,098,342
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	7,862	834,551
Expeditors International of Washington Inc.	5,662	560,935
FedEx Corp.	2,819	560,248
United Parcel Service Inc., Class B	3,191	574,316
		2,530,050
Airlines — 0.4%
Delta Air Lines Inc.(a)	17,847	767,956
Southwest Airlines Co.(a)	15,389	718,974
		1,486,930
Auto Components — 0.4%
Aptiv PLC(a)	3,958	421,131
BorgWarner Inc.	15,840	583,387
Lear Corp.	4,103	524,938
		1,529,456
Automobiles — 0.5%
Ford Motor Co.	34,976	495,260
General Motors Co.(a)	10,903	413,333
Lucid Group Inc.(a)(b)	14,560	263,245
Rivian Automotive Inc., Class A(a)(b)	5,472	165,473
Tesla Inc.(a)	565	491,979
		1,829,290
Banks — 2.6%
Bank of America Corp.	13,875	495,060
Citigroup Inc.	9,973	480,798
Citizens Financial Group Inc.	14,466	569,960
Fifth Third Bancorp	16,096	604,083
First Citizens BancShares Inc./NC, Class A	940	601,017
First Republic Bank/CA	3,217	480,041
Huntington Bancshares Inc./OH	44,399	583,847
JPMorgan Chase & Co.	3,910	466,698
KeyCorp	30,427	587,545
M&T Bank Corp.	4,537	756,046
PNC Financial Services Group Inc. (The)	3,400	564,740
Regions Financial Corp.	30,191	625,557
Signature Bank/New York NY	2,209	535,130
SVB Financial Group(a)	939	457,894
Truist Financial Corp.	11,036	533,591
U.S. Bancorp	11,606	563,587
Webster Financial Corp.	11,841	591,932
Wells Fargo & Co.	13,216	576,614
		10,074,140
Beverages — 1.3%
Brown-Forman Corp., Class B, NVS	9,736	656,596
Security	Shares	Value

Beverages (continued)
Coca-Cola Co. (The)	11,825	$764,013
Constellation Brands Inc., Class A	2,961	728,672
Keurig Dr Pepper Inc.	19,673	735,770
Molson Coors Beverage Co., Class B	16,012	866,890
Monster Beverage Corp.(a)	7,798	668,133
PepsiCo Inc.	4,017	689,759
		5,109,833
Biotechnology — 2.5%
AbbVie Inc.	5,651	830,019
Alnylam Pharmaceuticals Inc.(a)(b)	4,037	538,657
Amgen Inc.	3,315	773,025
Biogen Inc.(a)	2,741	568,593
BioMarin Pharmaceutical Inc.(a)	8,877	722,144
Exact Sciences Corp.(a)	8,672	477,394
Gilead Sciences Inc.	10,053	596,545
Horizon Therapeutics PLC(a)	6,688	659,169
Incyte Corp.(a)	11,270	844,799
Moderna Inc.(a)	2,696	362,369
Neurocrine Biosciences Inc.(a)	8,617	775,789
Novavax Inc.(a)(b)	3,872	174,511
Regeneron Pharmaceuticals Inc.(a)	1,064	701,293
Seagen Inc.(a)	3,842	503,340
Vertex Pharmaceuticals Inc.(a)	3,760	1,027,307
		9,554,954
Building Products — 1.3%
A O Smith Corp.	8,940	522,364
Allegion PLC	5,507	629,120
Carrier Global Corp.	12,230	468,042
Fortune Brands Home & Security Inc.	6,849	487,991
Johnson Controls International PLC	8,672	519,193
Lennox International Inc.	2,324	495,454
Masco Corp.	10,762	567,050
Owens Corning	8,279	752,809
Trane Technologies PLC	3,616	505,842
		4,947,865
Capital Markets — 3.9%
Ameriprise Financial Inc.	2,336	620,185
Bank of New York Mellon Corp. (The)	12,059	507,202
BlackRock Inc.(c)	727	454,142
Blackstone Inc., NVS	4,640	471,285
Carlyle Group Inc. (The)	12,173	441,758
Cboe Global Markets Inc.	5,675	641,162
Charles Schwab Corp. (The)	8,160	541,253
CME Group Inc.	3,025	663,503
Coinbase Global Inc., Class A(a)(b)	2,120	238,945
FactSet Research Systems Inc.	1,577	636,304
Franklin Resources Inc.	20,884	513,538
Goldman Sachs Group Inc. (The)	1,718	524,832
Intercontinental Exchange Inc.	5,055	585,420
Invesco Ltd.	30,179	554,690
KKR & Co. Inc.	8,919	454,601
MarketAxess Holdings Inc.	2,010	529,856
Moody's Corp.	1,742	551,308
Morgan Stanley	6,816	549,301
MSCI Inc.	1,044	439,785
Nasdaq Inc.	3,389	533,327
Northern Trust Corp.	5,920	610,056
Raymond James Financial Inc.	7,520	732,899
Robinhood Markets Inc., Class A(a)(b)	23,353	228,976

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
S&P Global Inc.	2,976	$1,120,464
SEI Investments Co.	11,671	650,308
State Street Corp.	7,456	499,328
T Rowe Price Group Inc.	3,347	411,815
Tradeweb Markets Inc., Class A	7,384	525,667
		15,231,910
Chemicals — 3.1%
Air Products and Chemicals Inc	2,335	546,554
Albemarle Corp.	2,592	499,815
Celanese Corp.	4,335	636,985
CF Industries Holdings Inc.	10,884	1,053,898
Corteva Inc.	14,526	838,005
Dow Inc.	12,087	803,786
DuPont de Nemours Inc.	8,875	585,129
Eastman Chemical Co.	6,432	660,373
Ecolab Inc.	2,997	507,512
FMC Corp.	7,008	928,840
International Flavors & Fragrances Inc.	4,704	570,595
Linde PLC.	2,016	628,911
LyondellBasell Industries NV, Class A	7,794	826,398
Mosaic Co. (The)	20,057	1,251,958
PPG Industries Inc.	4,333	554,581
RPM International Inc.	7,861	651,677
Sherwin-Williams Co. (The)	2,064	567,517
		12,112,534
Commercial Services & Supplies — 1.0%
Cintas Corp.	1,583	628,862
Copart Inc.(a)	4,524	514,153
Republic Services Inc.	5,090	683,434
Rollins Inc.	20,403	684,317
Waste Connections Inc.	5,104	704,199
Waste Management Inc.	4,193	689,497
		3,904,462
Communications Equipment — 0.8%
Arista Networks Inc.(a)	5,309	613,561
Cisco Systems Inc.	12,217	598,389
F5 Inc.(a)	3,088	516,962
Juniper Networks Inc.	22,981	724,361
Motorola Solutions Inc.	2,736	584,656
		3,037,929
Construction Materials — 0.3%
Martin Marietta Materials Inc.	1,703	603,237
Vulcan Materials Co.	3,605	621,105
		1,224,342
Consumer Finance — 0.9%
Ally Financial Inc.	15,008	599,719
American Express Co.	3,797	663,374
Capital One Financial Corp.	4,503	561,164
Discover Financial Services	6,139	690,392
SoFi Technologies Inc.(a)(b)	35,424	216,795
Synchrony Financial	14,816	545,377
Upstart Holdings Inc.(a)(b)	3,214	241,114
		3,517,935
Containers & Packaging — 1.5%
Amcor PLC	60,344	715,680
Avery Dennison Corp.	3,320	599,592
Ball Corp.	7,584	615,517
Crown Holdings Inc.	6,653	732,096
Security	Shares	Value

Containers & Packaging (continued)
International Paper Co.	14,925	$690,729
Packaging Corp. of America	5,587	900,457
Sealed Air Corp.	11,534	740,598
Westrock Co.	15,358	760,682
		5,755,351
Distributors — 0.5%
Genuine Parts Co.	5,325	692,516
LKQ Corp.	12,314	611,144
Pool Corp.	1,248	505,715
		1,809,375
Diversified Financial Services — 0.6%
Apollo Global Management Inc.	19,416	966,140
Berkshire Hathaway Inc., Class B(a)	2,254	727,659
Equitable Holdings Inc.	22,277	642,246
		2,336,045
Diversified Telecommunication Services — 0.6%
AT&T Inc.	27,206	513,105
Liberty Global PLC, Class A(a)	8,160	185,722
Liberty Global PLC, Class C, NVS(a)	17,824	422,429
Lumen Technologies Inc.	54,146	544,709
Verizon Communications Inc.	12,911	597,779
		2,263,744
Electric Utilities — 3.0%
Alliant Energy Corp.	13,295	781,879
American Electric Power Co. Inc.	8,480	840,453
Constellation Energy Corp.	4,325	256,083
Duke Energy Corp.	6,968	767,595
Edison International	11,104	763,844
Entergy Corp.	6,839	812,815
Evergy Inc.	11,250	763,313
Eversource Energy	8,608	752,339
Exelon Corp.	12,992	607,766
FirstEnergy Corp.	18,779	813,318
NextEra Energy Inc.	7,579	538,261
NRG Energy Inc.	20,782	746,074
PG&E Corp.(a)	59,245	749,449
PPL Corp.	25,499	721,877
Southern Co. (The)	11,177	820,280
Xcel Energy Inc.	11,040	808,790
		11,544,136
Electrical Equipment — 1.0%
AMETEK Inc.	5,024	634,330
Eaton Corp. PLC	3,973	576,164
Emerson Electric Co.	7,333	661,290
Generac Holdings Inc.(a)	1,696	372,069
Plug Power Inc.(a)(b)	17,760	373,315
Rockwell Automation Inc.	2,053	518,732
Sensata Technologies Holding PLC(a)	12,333	560,042
Sunrun Inc.(a)	14,141	282,537
		3,978,479
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	8,218	587,587
Arrow Electronics Inc.(a)	5,932	699,146
CDW Corp./DE	3,680	600,502
Cognex Corp.	9,251	625,645
Corning Inc.	18,518	651,648
IPG Photonics Corp.(a)	4,541	429,034
Keysight Technologies Inc.(a)	3,658	513,108

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd.	4,227	$527,445
Teledyne Technologies Inc.(a)	1,609	694,364
Trimble Inc.(a)	8,206	547,340
Zebra Technologies Corp., Class A(a)	1,177	435,090
		6,310,909
Energy Equipment & Services — 0.8%
Baker Hughes Co.	30,278	939,224
Halliburton Co.	31,815	1,133,250
Schlumberger NV	22,001	858,259
		2,930,733
Entertainment — 1.3%
Activision Blizzard Inc.	11,138	842,033
AMC Entertainment Holdings Inc., Class A(a)	17,833	272,845
Electronic Arts Inc.	5,152	608,193
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	12,255	763,854
Live Nation Entertainment Inc.(a)	6,343	665,254
Netflix Inc.(a)	960	182,745
Roku Inc.(a)	3,003	278,979
Take-Two Interactive Software Inc.(a)	4,176	499,074
Walt Disney Co. (The)(a)	4,186	467,283
Warner Bros. Discovery Inc.(a)	34,399	624,342
		5,204,602
Equity Real Estate Investment Trusts (REITs) — 6.1%
Alexandria Real Estate Equities Inc.	3,437	626,084
American Tower Corp.	2,611	629,303
AvalonBay Communities Inc.	2,877	654,460
Boston Properties Inc.	6,087	715,831
Camden Property Trust	4,397	689,845
Crown Castle International Corp.	3,736	691,945
Digital Realty Trust Inc.	4,256	621,887
Duke Realty Corp.	12,384	678,024
Equinix Inc.	867	623,442
Equity LifeStyle Properties Inc.	8,672	670,172
Equity Residential	8,096	659,824
Essex Property Trust Inc.	2,055	676,650
Extra Space Storage Inc.	3,518	668,420
Healthpeak Properties Inc.	20,831	683,465
Host Hotels & Resorts Inc.	42,650	867,928
Invitation Homes Inc.	17,606	701,071
Iron Mountain Inc.	15,584	837,328
Kimco Realty Corp.	28,342	717,903
Medical Properties Trust Inc.	33,961	624,543
Mid-America Apartment Communities Inc.	3,526	693,494
Prologis Inc.	4,487	719,221
Public Storage.	2,067	767,891
Realty Income Corp.	9,897	686,456
Regency Centers Corp.	9,866	679,077
SBA Communications Corp.	2,039	707,757
Simon Property Group Inc.	4,101	483,918
Sun Communities Inc.	3,655	641,708
UDR Inc.	12,864	684,493
Ventas Inc.	13,545	752,425
VICI Properties Inc.	24,992	745,012
Vornado Realty Trust	16,642	644,212
Welltower Inc.	8,230	747,366
Weyerhaeuser Co.	18,779	774,070
WP Carey Inc.	9,453	763,519
		23,528,744
Security	Shares	Value

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	1,242	$660,396
Kroger Co. (The)	17,183	927,195
Sysco Corp.	9,437	806,675
Walgreens Boots Alliance Inc.	14,678	622,347
Walmart Inc.	4,491	687,078
		3,703,691
Food Products — 2.8%
Archer-Daniels-Midland Co.	10,644	953,277
Bunge Ltd.	7,669	867,517
Campbell Soup Co.	17,999	849,913
Conagra Brands Inc.	23,541	822,287
General Mills Inc.	11,193	791,681
Hershey Co. (The)	3,916	884,115
Hormel Foods Corp.	16,942	887,591
JM Smucker Co. (The)	5,863	802,820
Kellogg Co.	11,620	795,970
Kraft Heinz Co. (The)	19,774	842,966
McCormick & Co. Inc./MD, NVS	8,621	867,014
Mondelez International Inc., Class A	10,991	708,700
Tyson Foods Inc., Class A	8,619	802,946
		10,876,797
Gas Utilities — 0.4%
Atmos Energy Corp.	7,982	905,159
UGI Corp.	17,039	584,438
		1,489,597
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	5,152	584,752
ABIOMED Inc.(a)	2,156	617,866
Align Technology Inc.(a)	1,020	295,708
Baxter International Inc.	8,929	634,495
Becton Dickinson and Co.	2,753	680,514
Boston Scientific Corp.(a)	16,789	706,985
Cooper Companies Inc. (The)	1,787	645,178
DENTSPLY SIRONA Inc.	13,804	552,022
Dexcom Inc.(a)	1,063	434,321
Edwards Lifesciences Corp.(a)	5,856	619,448
Hologic Inc.(a)	9,952	716,445
IDEXX Laboratories Inc.(a)	1,100	473,528
Insulet Corp.(a)(b)	2,386	570,230
Intuitive Surgical Inc.(a)	1,873	448,209
Masimo Corp.(a)	2,454	277,228
Medtronic PLC	5,664	591,095
Novocure Ltd.(a)	6,816	521,969
ResMed Inc.	2,691	538,119
STERIS PLC	3,074	688,730
Stryker Corp.	2,608	629,206
Teleflex Inc.	2,220	634,076
Zimmer Biomet Holdings Inc.	5,538	668,714
		12,528,838
Health Care Providers & Services — 3.1%
AmerisourceBergen Corp.	5,754	870,523
Anthem Inc.	1,594	800,076
Cardinal Health Inc.	14,876	863,552
Centene Corp.(a)	9,287	748,068
Cigna Corp.	3,132	772,915
CVS Health Corp.	7,051	677,813
DaVita Inc.(a)	7,322	793,485
HCA Healthcare Inc.	2,827	606,533
Henry Schein Inc.(a)	9,654	782,939

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Humana Inc.	1,564	$695,292
Laboratory Corp. of America Holdings(a)	2,480	595,894
McKesson Corp.	3,138	971,556
Molina Healthcare Inc.(a)	2,368	742,250
Quest Diagnostics Inc.	4,919	658,359
UnitedHealth Group Inc.	1,435	729,769
Universal Health Services Inc., Class B	5,920	725,378
		12,034,402
Health Care Technology — 0.4%
Cerner Corp.	9,808	918,421
Teladoc Health Inc.(a)(b)	5,811	196,179
Veeva Systems Inc., Class A(a)	2,272	413,391
		1,527,991
Hotels, Restaurants & Leisure — 3.1%
Airbnb Inc., Class A(a)(b)	3,296	504,980
Aramark	20,239	733,664
Booking Holdings Inc.(a)	288	636,569
Caesars Entertainment Inc.(a)(b)	7,518	498,293
Carnival Corp.(a)	34,474	596,400
Chipotle Mexican Grill Inc.(a)	392	570,599
Darden Restaurants Inc.	4,965	654,040
Domino's Pizza Inc.	1,351	456,638
DraftKings Inc., Class A(a)(b)	20,128	275,351
Expedia Group Inc.(a)	4,054	708,437
Hilton Worldwide Holdings Inc.(a)	4,896	760,300
Las Vegas Sands Corp.(a)	18,474	654,534
Marriott International Inc./MD, Class A(a)	4,474	794,225
McDonald's Corp.	2,605	649,062
MGM Resorts International	16,266	667,557
Royal Caribbean Cruises Ltd.(a)(b)	8,710	677,028
Starbucks Corp.	5,930	442,615
Vail Resorts Inc.	2,152	546,952
Wynn Resorts Ltd.(a)	8,205	578,288
Yum! Brands Inc.	5,544	648,703
		12,054,235
Household Durables — 1.2%
DR Horton Inc.	6,936	482,676
Garmin Ltd.	4,938	541,896
Lennar Corp., Class A.	6,368	487,088
Mohawk Industries Inc.(a)	4,256	600,352
Newell Brands Inc.	32,865	760,825
NVR Inc.(a)	143	625,798
PulteGroup Inc.	14,213	593,535
Whirlpool Corp.	3,212	583,042
		4,675,212
Household Products — 0.9%
Church & Dwight Co. Inc.	7,897	770,431
Clorox Co. (The)	4,384	628,973
Colgate-Palmolive Co.	9,067	698,612
Kimberly-Clark Corp.	5,255	729,552
Procter & Gamble Co. (The)	4,384	703,851
		3,531,419
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	29,805	608,618
Vistra Corp.	37,034	926,591
		1,535,209
Industrial Conglomerates — 0.4%
3M Co.	3,786	546,017
Security	Shares	Value

Industrial Conglomerates (continued)
General Electric Co	6,702	$499,634
Honeywell International Inc.	3,025	585,368
		1,631,019
Insurance — 5.3%
Aflac Inc.	12,657	724,993
Alleghany Corp.(a)	1,088	910,112
Allstate Corp. (The)	6,286	795,430
American Financial Group Inc./OH	5,154	713,726
American International Group Inc.	12,477	730,029
Aon PLC, Class A.	2,337	673,033
Arch Capital Group Ltd.(a)	17,498	799,134
Arthur J Gallagher & Co.	4,363	735,122
Assurant Inc.	4,684	851,926
Brown & Brown Inc.	11,324	701,862
Chubb Ltd.	3,552	733,310
Cincinnati Financial Corp.	6,120	750,679
Erie Indemnity Co., Class A, NVS	3,379	541,586
Everest Re Group Ltd.	2,711	744,739
Fidelity National Financial Inc.	14,288	568,948
Globe Life Inc.	8,034	787,975
Hartford Financial Services Group Inc. (The)	10,208	713,845
Lincoln National Corp.	10,336	621,710
Loews Corp.	12,964	814,658
Markel Corp.(a)	584	790,315
Marsh & McLennan Companies Inc.	4,067	657,634
MetLife Inc.	11,085	728,063
Principal Financial Group Inc.	10,172	693,120
Progressive Corp. (The)	7,672	823,666
Prudential Financial Inc.	6,425	697,177
Travelers Companies Inc. (The)	4,512	771,823
W R Berkley Corp.	13,484	896,551
Willis Towers Watson PLC	3,115	669,289
		20,640,455
Interactive Media & Services — 0.9%
Alphabet Inc., Class A(a)	101	230,501
Alphabet Inc., Class C, NVS(a)	96	220,736
IAC/InterActiveCorp.(a)	5,716	473,742
Match Group Inc.(a)	4,960	392,584
Meta Platforms Inc, Class A(a)	1,846	370,068
Pinterest Inc., Class A(a)	15,456	317,157
Snap Inc., Class A, NVS(a)	12,832	365,199
Twitter Inc.(a)	14,560	713,731
ZoomInfo Technologies Inc.(a)	9,205	436,317
		3,520,035
Internet & Direct Marketing Retail — 0.6%
Amazon.com Inc.(a)	163	405,158
Chewy Inc., Class A(a)(b)	9,816	285,253
DoorDash Inc., Class A(a)(b)	2,981	242,743
eBay Inc.	9,336	484,725
Etsy Inc.(a)	2,456	228,875
MercadoLibre Inc.(a)	477	464,421
Wayfair Inc., Class A(a)(b)	2,762	212,508
		2,323,683
IT Services — 4.1%
Accenture PLC, Class A	1,772	532,238
Affirm Holdings Inc.(a)(b)	5,039	144,619
Akamai Technologies Inc.(a)	6,581	738,915
Automatic Data Processing Inc.	2,848	621,377
Block Inc.(a)	2,958	294,439

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Broadridge Financial Solutions Inc.	4,188	$603,616
Cloudflare Inc., Class A(a)	3,168	272,891
Cognizant Technology Solutions Corp., Class A	8,654	700,109
EPAM Systems Inc.(a)	1,058	280,359
Fidelity National Information Services Inc.	6,314	626,033
Fiserv Inc.(a)(b)	6,810	666,835
FleetCor Technologies Inc.(a)	3,203	799,213
Gartner Inc.(a)	2,138	621,196
Global Payments Inc.	5,566	762,431
GoDaddy Inc., Class A(a)	10,137	819,171
International Business Machines Corp.	5,793	765,893
Jack Henry & Associates Inc.	4,898	928,563
Mastercard Inc., Class A	1,855	674,070
MongoDB Inc., Class A(a)	1,248	442,953
Okta Inc.(a)	2,691	321,063
Paychex Inc.	5,600	709,688
PayPal Holdings Inc.(a)	3,267	287,267
Snowflake Inc., Class A(a)	1,696	290,762
SS&C Technologies Holdings Inc.	9,186	593,967
Twilio Inc., Class A(a)	2,396	267,921
VeriSign Inc.(a)	2,976	531,781
Visa Inc., Class A	3,154	672,212
Western Union Co. (The)	44,966	753,630
		15,723,212
Leisure Products — 0.2%
Hasbro Inc.	7,399	651,556
Peloton Interactive Inc., Class A(a)	15,072	264,664
		916,220
Life Sciences Tools & Services — 1.9%
10X Genomics Inc., Class A(a)	4,850	231,636
Agilent Technologies Inc.	4,320	515,246
Avantor Inc.(a)	18,314	583,850
Bio-Rad Laboratories Inc., Class A(a)(b)	933	477,752
Bio-Techne Corp.	1,462	555,107
Charles River Laboratories International Inc.(a)	1,876	453,073
Danaher Corp.	2,112	530,387
Illumina Inc.(a)	1,844	547,023
IQVIA Holdings Inc.(a)	2,608	568,518
Mettler-Toledo International Inc.(a)	459	586,386
PerkinElmer Inc.	3,861	566,061
Thermo Fisher Scientific Inc.	1,027	567,849
Waters Corp.(a)	2,110	639,372
West Pharmaceutical Services Inc.	1,579	497,480
		7,319,740
Machinery — 2.6%
Caterpillar Inc.	3,360	707,414
Cummins Inc.	3,104	587,246
Deere & Co.	1,893	714,702
Dover Corp.	4,064	541,731
Fortive Corp.	9,056	520,720
IDEX Corp.	3,086	585,784
Illinois Tool Works Inc.	2,848	561,369
Ingersoll Rand Inc.	11,799	518,684
Nordson Corp.	2,730	588,834
Otis Worldwide Corp.	8,189	596,487
PACCAR Inc.	8,174	678,851
Parker-Hannifin Corp.	2,112	571,972
Pentair PLC	9,555	484,916
Snap-on Inc.	3,446	732,241
Security	Shares	Value

Machinery (continued)
Stanley Black & Decker Inc.	3,714	$446,237
Westinghouse Air Brake Technologies Corp.	7,682	690,689
Xylem Inc./NY	5,523	444,601
		9,972,478
Media — 1.8%
Cable One Inc.	408	475,810
Charter Communications Inc., Class A(a)	980	419,920
Comcast Corp., Class A	12,402	493,104
DISH Network Corp., Class A(a)	21,143	602,787
Fox Corp., Class A, NVS	12,675	454,272
Fox Corp., Class B	5,920	196,781
Interpublic Group of Companies Inc. (The)	21,162	690,304
Liberty Broadband Corp., Class A(a)	632	68,041
Liberty Broadband Corp., Class C, NVS(a)	3,666	409,932
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	4,448	186,060
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	9,082	380,354
News Corp., Class A, NVS	31,650	628,569
Omnicom Group Inc.	10,833	824,716
Paramount Global, Class B, NVS	21,036	612,568
Sirius XM Holdings Inc.(b)	113,692	682,152
		7,125,370
Metals & Mining — 0.9%
Freeport-McMoRan Inc.	17,877	724,912
Newmont Corp.	12,232	891,101
Nucor Corp.	6,356	983,782
Steel Dynamics Inc.	11,613	995,815
		3,595,610
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	47,349	519,892
Annaly Capital Management Inc.	87,514	561,840
		1,081,732
Multi-Utilities — 2.1%
Ameren Corp.	8,543	793,645
CenterPoint Energy Inc.	27,666	846,856
CMS Energy Corp.	12,087	830,256
Consolidated Edison Inc.	9,197	852,930
Dominion Energy Inc.	9,236	754,027
DTE Energy Co.	6,501	851,891
NiSource Inc.	29,702	864,922
Public Service Enterprise Group Inc.	11,377	792,522
Sempra Energy.	5,755	928,627
WEC Energy Group Inc.	7,949	795,297
		8,310,973
Multiline Retail — 0.6%
Dollar General Corp.	3,141	746,082
Dollar Tree Inc.(a)	5,311	862,772
Target Corp.	2,680	612,782
		2,221,636
Oil, Gas & Consumable Fuels — 4.1%
Cheniere Energy Inc.	6,669	905,717
Chevron Corp.	5,738	898,973
ConocoPhillips	9,344	892,539
Coterra Energy Inc.	35,131	1,011,422
Devon Energy Corp.	16,519	960,910
Diamondback Energy Inc.	6,721	848,392
EOG Resources Inc.	7,759	905,941
Exxon Mobil Corp.	10,272	875,688
Hess Corp.	8,916	918,972

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Inc.	43,509	$789,688
Marathon Petroleum Corp.	11,255	982,111
Occidental Petroleum Corp.	23,273	1,282,110
ONEOK Inc.	11,225	710,879
Phillips 66	9,632	835,672
Pioneer Natural Resources Co.	3,903	907,330
Valero Energy Corp.	10,205	1,137,653
Williams Companies Inc. (The)	25,316	868,086
		15,732,083
Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	1,941	512,540

Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	11,361	855,142
Catalent Inc.(a)	5,623	509,219
Elanco Animal Health Inc.(a)(b)	22,631	572,791
Eli Lilly & Co.	2,510	733,246
Jazz Pharmaceuticals PLC(a)(b)	5,794	928,315
Johnson & Johnson.	3,944	711,734
Merck & Co. Inc.	7,969	706,771
Pfizer Inc.	12,727	624,514
Royalty Pharma PLC, Class A	17,321	737,528
Viatris Inc.	54,560	563,605
Zoetis Inc.	3,016	534,586
		7,477,451
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp.	8,561	698,834
Clarivate PLC(a)(b)	30,697	481,329
CoStar Group Inc.(a)	8,707	553,939
Equifax Inc.	2,448	498,217
Jacobs Engineering Group Inc.	4,928	682,774
Leidos Holdings Inc.	8,114	839,880
Robert Half International Inc.	6,326	621,909
TransUnion	6,053	529,759
Verisk Analytics Inc.	3,129	638,473
		5,545,114
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	7,145	593,321
Zillow Group Inc., Class A(a)(b)	3,424	132,338
Zillow Group Inc., Class C, NVS(a)(b)	9,376	373,352
		1,099,011
Road & Rail — 1.4%
AMERCO	996	533,338
CSX Corp.	18,980	651,773
JB Hunt Transport Services Inc.	3,687	629,924
Knight-Swift Transportation Holdings Inc.	12,993	622,235
Lyft Inc., Class A(a)	14,785	481,991
Norfolk Southern Corp.	2,494	643,152
Old Dominion Freight Line Inc.	1,998	559,680
Uber Technologies Inc.(a)	15,162	477,300
Union Pacific Corp.	2,780	651,326
		5,250,719
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices Inc.(a)	9,720	831,254
Analog Devices Inc.	3,609	557,157
Applied Materials Inc.	4,213	464,905
Broadcom Inc.	1,145	634,777
Enphase Energy Inc.(a)	2,784	449,338
Entegris Inc.	4,718	525,538
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	13,263	$578,134
KLA Corp.	1,632	521,032
Lam Research Corp.	1,071	498,829
Marvell Technology Inc.	9,248	537,124
Microchip Technology Inc.	8,402	547,810
Micron Technology Inc.	8,904	607,164
Monolithic Power Systems Inc.	1,275	500,106
NVIDIA Corp.	1,985	368,158
NXP Semiconductors NV	3,142	536,968
ON Semiconductor Corp.(a)	11,264	586,967
Qorvo Inc.(a)	4,678	532,263
QUALCOMM Inc.	3,544	495,061
Skyworks Solutions Inc.	4,384	496,707
SolarEdge Technologies Inc.(a)	2,042	511,337
Teradyne Inc.	4,768	502,833
Texas Instruments Inc.	3,443	586,171
		11,869,633
Software — 5.5%
Adobe Inc.(a)	968	383,280
ANSYS Inc.(a)	1,780	490,728
Asana Inc., Class A(a)(b)	5,233	140,244
Autodesk Inc.(a)	2,138	404,681
Avalara Inc.(a)	4,910	373,504
Bentley Systems Inc., Class B(b)	12,901	546,873
Bill.com Holdings Inc.(a)	2,267	387,000
Black Knight Inc.(a)	10,351	680,992
Cadence Design Systems Inc.(a)	3,744	564,783
Ceridian HCM Holding Inc.(a)	6,315	354,461
Citrix Systems Inc.	8,771	877,977
Coupa Software Inc.(a)	3,311	285,739
Crowdstrike Holdings Inc., Class A(a)	2,608	518,366
Datadog Inc., Class A(a)	3,630	438,431
DocuSign Inc.(a)	2,636	213,516
Dropbox Inc., Class A(a)	29,030	631,403
Dynatrace Inc.(a)	10,663	409,033
Fair Isaac Corp.(a)	2,112	788,853
Fortinet Inc.(a)	2,024	584,956
Guidewire Software Inc.(a)	6,112	531,377
HubSpot Inc.(a)	838	317,962
Intuit Inc.	1,056	442,200
Microsoft Corp.	1,760	488,435
NortonLifeLock Inc.	29,604	741,284
Oracle Corp.	6,892	505,873
Palantir Technologies Inc., Class A(a)(b)	32,554	338,562
Palo Alto Networks Inc.(a)	1,341	752,677
Paycom Software Inc.(a)	1,525	429,242
PTC Inc.(a)	6,252	714,041
RingCentral Inc., Class A(a)	2,956	250,817
Roper Technologies Inc.	1,430	671,986
salesforce.com Inc.(a)	2,144	377,215
ServiceNow Inc.(a)	992	474,275
Splunk Inc.(a)	5,312	648,170
Synopsys Inc.(a)(b)	1,970	564,976
Trade Desk Inc. (The), Class A(a)	6,597	388,695
Tyler Technologies Inc.(a)	1,338	528,122
Unity Software Inc.(a)(b)	3,449	229,048
VMware Inc., Class A	5,792	625,768
Workday Inc., Class A(a)	2,289	473,136
Zendesk Inc.(a)	7,584	925,551
Zoom Video Communications Inc., Class A(a)	2,667	265,553

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Size Factor ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Zscaler Inc.(a)(b)	1,902	$385,612
		21,145,397
Specialty Retail — 2.0%
Advance Auto Parts Inc.	3,168	632,428
AutoZone Inc.(a)	376	735,257
Bath & Body Works Inc.	9,244	488,915
Best Buy Co. Inc.	5,257	472,762
Burlington Stores Inc.(a)(b)	2,650	539,434
CarMax Inc.(a)	4,911	421,266
Carvana Co., Class A(a)	2,478	143,625
Home Depot Inc. (The)	1,586	476,434
Lowe's Companies Inc.	2,699	533,673
O'Reilly Automotive Inc.(a)	1,083	656,894
Ross Stores Inc.	5,871	585,750
TJX Companies Inc. (The)	9,309	570,455
Tractor Supply Co.	3,138	632,150
Ulta Beauty, Inc.(a)	1,785	708,288
		7,597,331
Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.	3,808	600,331
Dell Technologies Inc., Class C	12,543	589,646
Hewlett Packard Enterprise Co.	49,641	764,968
HP Inc.	22,560	826,373
NetApp Inc.	8,290	607,243
Seagate Technology Holdings PLC	7,136	585,437
Western Digital Corp.(a)	13,057	692,935
		4,666,933
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica Inc.(a)	1,469	520,951
Nike Inc., Class B	3,808	474,858
VF Corp.	9,312	484,224
		1,480,033
Tobacco — 0.4%
Altria Group Inc.	15,520	862,446
Philip Morris International Inc.	7,303	730,300
		1,592,746
Security	Shares	Value

Trading Companies & Distributors — 0.5%
Fastenal Co.	11,626	$643,034
United Rentals Inc.(a)	1,891	598,539
WW Grainger Inc.	1,492	746,045
		1,987,618
Water Utilities — 0.3%
American Water Works Co. Inc.	4,141	638,045
Essential Utilities Inc.	15,648	700,405
		1,338,450
Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	5,707	702,760

Total Common Stocks — 99.7%
(Cost: $419,482,312)		386,189,463

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	11,363,401	11,363,401
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	890,000	890,000
		12,253,401
Total Short-Term Investments — 3.2%
(Cost: $12,247,394)		12,253,401

Total Investments in Securities — 102.9%
(Cost: $431,729,706)		398,442,864

Other Assets, Less Liabilities — (2.9)%		(11,124,243)

Net Assets — 100.0%		$387,318,621

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,463,456	$—	$(9,091,586	)(a)	$(6,513)	$(1,956)	$11,363,401	11,363,401	$46,315	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,980,000	—	(1,090,000	)(a)	—	—	890,000	890,000	407		—
BlackRock Inc.	1,005,050	156,191	(518,593)		87,033	(275,539)	454,142	727	12,803		—
					$80,520	$(277,495)	$12,707,543		$59,525		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI USA Size Factor ETF
April 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	12	06/17/22	$483	$(14,790)
S&P 500 E-Mini Index	3	06/17/22	619	(18,105)
				$(32,895)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$386,189,463	$—	$—	$386,189,463
Money Market Funds	12,253,401	—	—	12,253,401
	$398,442,864	$—	$—	$398,442,864
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(32,895)	$—	$—	$(32,895)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares